Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of geographical areas [line items]
Revenue	€ 759.6	€ 599.4	€ 2,189.5	€ 1,902.6
United Kingdom
Disclosure of geographical areas [line items]
Revenue	195.5	182.6	578.7	564.3
Italy
Disclosure of geographical areas [line items]
Revenue	108.5	90.2	311.0	310.0
Germany
Disclosure of geographical areas [line items]
Revenue	91.3	86.1	277.7	288.5
France
Disclosure of geographical areas [line items]
Revenue	43.9	45.0	134.6	139.8
Sweden
Disclosure of geographical areas [line items]
Revenue	38.5	36.9	111.5	110.9
Austria
Disclosure of geographical areas [line items]
Revenue	24.9	24.2	87.9	93.4
Norway
Disclosure of geographical areas [line items]
Revenue	32.8	32.1	95.1	90.6
Croatia
Disclosure of geographical areas [line items]
Revenue	47.4	0.0	105.3	0.0
Serbia
Disclosure of geographical areas [line items]
Revenue	35.8	0.0	92.7	0.0
Spain
Disclosure of geographical areas [line items]
Revenue	20.9	20.5	57.9	57.8
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 120.1	€ 81.8	€ 337.1	€ 247.3